CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 17, 2019
Common stock subject to possible redemption, shares at redemption value		22,480,341	24,301,050	24,815,596	25,070,806	24,574,700	24,391,647	24,360,982
Preferred stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000				1,000,000
Preferred stock, shares issued	0	0				0
Preferred stock, shares outstanding	0	0				0
Class A Common stock
Common stock subject to possible redemption, shares at redemption value	22,339,729	22,480,341				24,574,700
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000				100,000,000
Common stock, shares issued	5,160,271	5,019,659				2,925,300
Common stock, shares outstanding	5,160,271	5,019,659				1,319,073
Class B Common stock
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000				10,000,000
Common stock, shares issued	6,875,000	6,875,000				6,875,000
Common stock, shares outstanding	6,875,000	6,875,000				6,875,000